Note 18 - Other Charges (Tables)	12 Months Ended
Jan. 31, 2014
Other Charges [Abstract]
Schedule of Other Operating Cost and Expense, by Component [Table Text Block]
	January 31, 2014	January 31, 2013	January 31, 2012
Executive retirement charges	3,313	-	-
Acquisition-related costs	1,308	1,405	1,599
Fiscal 2014 restructuring plan	1,904	-	-
Prior years’ restructuring plans	(13)	959	532
	6,512	2,364	2,131

Restructuring and Related Costs [Table Text Block]
	Workforce Reduction	Office Closure Costs	Network Consolidation Costs	Total
Balance at January 31, 2013	-	-	-	-
Accruals and adjustments	1,740	145	19	1,904
Cash draw downs	(1,688)	(49)	(19)	(1,756)
Balance at January 31, 2014	52	96	-	148